Stock-Based Compensation (Fair Value Assumptions) (Details) - Performance-based shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.40%	1.20%	1.10%
Expected term (years)	3 years	3 years	3 years
Expected stock price volatility	21.10%	19.80%	17.40%